RXi Spin-off (Additional Information) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Apr. 30, 2012	Sep. 24, 2011
Related Party Transaction [Line Items]
Proceeds from sale of shares after spin-off	$ 3,911,000
RXi [Member]
Related Party Transaction [Line Items]
Cash contribution in capital			$ 1,500,000
Proceeds from technology revenue	45,000,000
Proceeds from technology revenue under condition one	15,000,000
Proceeds from technology revenue under condition two	30,000,000
Minimum estimated sales	500,000,000
Estimated sales	$ 1,000,000,000
Number of shares distributed to surrenders under spin-off		66,959,894
Number of shares retained by company under spin-off		33,476,595
Lock up period of shares under spin-off	1 year
Expiration date of shares under spin-off	Apr. 27, 2013
Number of shares sold by company after spin-off	1,115,887
Retained price per shares under spin-off	$ 2.40
Retained value of shares under spin-off	$ 2,678,000